OFI Global Asset Management, Inc.
225 Liberty Street,
New York, New York 10281-1008

February 27, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Variable Account Funds (the “Registrant“) Post-Effective Amendment No. 81 under the Securities Act and Amendment No. 76 under the Investment Company Act File Nos. 2-93177; 811-04108

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of the Registrant for Oppenheimer Global Strategic Income Fund/VA (the “Fund”). This filing constitutes Post-Effective Amendment No. 81 under the Securities Act and Amendment No. 76 under the Investment Company Act (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act primarily to remove the 80% investment policy, as the Fund’s name no longer requires compliance with Rule 35d-1. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed April 26, 2016 under Rule 485(b). The Amendment has been tagged to indicate changes since the April 26, 2016 filing.

The material differences between the disclosure in the April 26, 2016 filing and the Amendment primarily:

Prospectus Differences

•	Removes the 80% non-fundamental investment policy, as the Fund’s name no longer requires compliance with Rule 35d-1.
•	Modifies the investment focus of the Fund to reflect a balance of income and total return
•	Modifies the manner in which the Fund’s Cayman Subsidiary is utilized.
•	Updates the descriptions of certain risks to reflect the above changes.

SAI Differences

  Updates the descriptions of certain risks to reflect the investment focus change.

We anticipate that an amendment to the Registration Statement will be filed on or about April 26, 2017, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended December 31, 2016; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective on April 28, 2017, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq.
Senior Vice President & Senior Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Sincerely,
/s/ Taylor V. Edwards
Taylor V. Edwards Vice President & Senior Counsel

cc:	Valerie Lithotomos, Esq. Ropes & Gray LLP KPMG LLP Gloria LaFond